Income Taxes (Details) - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jan. 30, 2014
Income Tax Disclosure [Abstract]
State taxes		$ 1,229	$ 1,300
Reserves and accruals		2,407	2,128
Intangible assets		359	548
Share based compensation		2,118	1,999
Inventory		1,150	868
Investments in joint ventures		1,290	822
Depreciation		(119)	(149)
Deferred tax asset, net	$ 8,488	$ 8,434	$ 7,516	$ 1,500